Acquisition (Details Textual) - USD ($)		1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 25, 2016	Sep. 23, 2016	Jul. 25, 2016	Jul. 22, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	May 23, 2017	Jun. 25, 2012
Acquisition of LogicMark LLC (Textual)
Secured promissory note maturity date	Sep. 23, 2016			Sep. 22, 2016						Dec. 08, 2016
Debt instrument principal amount	$ 15,000,000		$ 15,000,000
Issuance of common stock shares	78,740
Forbearance agreement, description	(i) $250,000 on September 23, 2016; (ii) $100,000 on October 24, 2016; and (iii) $1,150,000, plus all accrued and unpaid interest due under the Note on October 31, 2016.	(i) $250,000 on September 23, 2016; (ii) $100,000 on October 24, 2016; and (iii) $1,150,000, plus all accrued and unpaid interest due under the LogicMark Note on October 31, 2016.
Escrow amount	$ 500,000	$ 500,000	$ 500,000
Secured subordinated promissory note				$ 2,500,000
Acquisition related expenses					$ 26,626	$ 275,948	$ 149,443	$ 609,466	$ 605,228
Amortization expense related intangible assets						378,881	289,066	1,124,291	731,242	$ 731,242
Amortization deferred debt issuance costs						1,443,667		4,325,190	2,851,185	4,735,767
Reduction depreciation expense						15,719		28,935	35,543	29,948
Amortization of inventory fair value adjustment								945,212	945,212	$ 945,212
Debt issuance costs	$ 1,357,356						365,000		1,357,356
Unamortized balance of deferred debt issue costs									769,453
Purchase price to acquire Logicmark									27,136,788
Amount paid in cash									17,500,000
Non-cash consideration									$ 9,636,788
Non-cash consideration, description									The non-cash consideration was comprised of a $2,500,000 seller note, $900,000 of common stock and warrants issued to the sellers and $6,236,788 in earn-out provisions.
Prime borrowing rate	15.00%		15.00%									100.00%
Deferred debt issue costs	$ 450,000		$ 450,000
Interest expense							$ 211,406
Notes payable, Maturity date	Sep. 23, 2016			Sep. 22, 2016						Dec. 08, 2016
Note originally issued amount	$ 2,500,000,000
Description of merger agreement							(i) 1,912,303 shares of common stock which was equivalent to 19.96% of the outstanding shares of common stock of the Company (the "Common Stock"); (ii) 2,000 shares of the Series C Non-Convertible Preferred Stock of the Company (the "Series C Preferred Stock"); (iii) the payment of certain debts by the Company; and (iv) the payment of certain unpaid expenses of the Fit Pay Sellers of $724,116 by the Company. In addition, the Company will be required to pay the Fit Pay Sellers an earn-out payment equal to 12.5% of the gross revenue derived from Fit Pay's technology for sixteen (16) fiscal quarters commencing on October 1, 2017 and ending on December 31, 2021. To date, Fit Pay has had minimal revenue. The operating results of Fit Pay have been included in the condensed consolidated financial statements from the effective date of the acquisition, May 23, 2017.
LogicMark note payments							$ 250,000
Deferred tax liabilities											$ 1,797,476
Series B Convertible Preferred Stock [Member]
Acquisition of LogicMark LLC (Textual)
Dividends related cost						$ 306,456
Series C Preferred Stock [Member]
Acquisition of LogicMark LLC (Textual)
Dividends related cost							$ 38,904	$ 918,545
Prime rate [Member]
Acquisition of LogicMark LLC (Textual)
Prime borrowing rate									3.50%
Revolving Credit Facility [Member]
Acquisition of LogicMark LLC (Textual)
Secured promissory note maturity date	Jul. 25, 2017		Jul. 25, 2017
Debt instrument principal amount	$ 15,000,000		$ 15,000,000
Notes payable, Maturity date	Jul. 25, 2017		Jul. 25, 2017